PLEDGED ASSETS, COLLATERAL, COMMITMENTS AND GUARANTEES (Details 2) (USD $)	Dec. 31, 2012 item	Dec. 31, 2011
Maximum potential amount of future payments
Expire Within One Year	$ 191,500,000,000	$ 203,900,000,000
Expire After One Year	160,700,000,000	164,400,000,000
Total amount outstanding	352,200,000,000	368,300,000,000
Carrying value	3,210,100,000	3,267,800,000
Allowance for credit losses relating to letters of credit and unfunded lending commitments	1,119,000,000	1,136,000,000
Cash collateral available to reimburse losses realized under guarantees and indemnifications	39,000,000,000	35,000,000,000
Securities and other marketable assets held as collateral, the majority of which collateral is held to reimburse losses realized under securities lending indemnifications	51,000,000,000	65,000,000,000
Letters of credit in favor of the Company held as collateral	3,400,000,000	3,200,000,000
Number of trusts funded by the reinsurer	2
Fair value of securities in trusts funded by reinsurer relating to indemnification	4,900,000,000	4,400,000,000
Investment grade
Maximum potential amount of future payments
Total amount outstanding	118,300,000,000	126,200,000,000
Non-investment grade
Maximum potential amount of future payments
Total amount outstanding	14,100,000,000	20,400,000,000
Not rated
Maximum potential amount of future payments
Total amount outstanding	219,800,000,000	221,700,000,000
Financial standby letters of credit
Maximum potential amount of future payments
Expire Within One Year	22,300,000,000	25,200,000,000
Expire After One Year	79,800,000,000	79,500,000,000
Total amount outstanding	102,100,000,000	104,700,000,000
Carrying value	432,800,000	417,500,000
Financial standby letters of credit | Investment grade
Maximum potential amount of future payments
Total amount outstanding	80,900,000,000	79,300,000,000
Financial standby letters of credit | Non-investment grade
Maximum potential amount of future payments
Total amount outstanding	11,000,000,000	17,200,000,000
Financial standby letters of credit | Not rated
Maximum potential amount of future payments
Total amount outstanding	10,200,000,000	8,200,000,000
Performance guarantees
Maximum potential amount of future payments
Expire Within One Year	7,300,000,000	7,800,000,000
Expire After One Year	4,700,000,000	4,500,000,000
Total amount outstanding	12,000,000,000	12,300,000,000
Carrying value	41,600,000	43,900,000
Performance guarantees | Investment grade
Maximum potential amount of future payments
Total amount outstanding	7,300,000,000	6,900,000,000
Performance guarantees | Non-investment grade
Maximum potential amount of future payments
Total amount outstanding	3,000,000,000	3,200,000,000
Performance guarantees | Not rated
Maximum potential amount of future payments
Total amount outstanding	1,700,000,000	2,200,000,000
Derivative instruments considered to be guarantees
Maximum potential amount of future payments
Expire Within One Year	11,200,000,000	9,800,000,000
Expire After One Year	45,500,000,000	40,000,000,000
Total amount outstanding	56,700,000,000	49,800,000,000
Carrying value	2,648,700,000	2,686,100,000
Derivative instruments considered to be guarantees | Not rated
Maximum potential amount of future payments
Total amount outstanding	56,700,000,000	49,800,000,000
Loans sold with recourse
Maximum potential amount of future payments
Expire After One Year	500,000,000	400,000,000
Total amount outstanding	500,000,000	400,000,000
Carrying value	87,000,000	89,600,000
Repurchase reserve for Consumer mortgages representations and warranties	1,565,000,000	1,188,000,000
Reasonably possible loss from whole loan sale representation and warranty claims in excess of amounts accrued due to modifying the key assumptions	600,000,000
Loans sold with recourse | Not rated
Maximum potential amount of future payments
Total amount outstanding	500,000,000	400,000,000
Securities lending indemnifications
Maximum potential amount of future payments
Expire Within One Year	80,400,000,000	90,900,000,000
Total amount outstanding	80,400,000,000	90,900,000,000
Securities lending indemnifications | Not rated
Maximum potential amount of future payments
Total amount outstanding	80,400,000,000	90,900,000,000
Credit card merchant processing
Maximum potential amount of future payments
Expire Within One Year	70,300,000,000	70,200,000,000
Total amount outstanding	70,300,000,000	70,200,000,000
Maximum potential contingent liability related to bankcard and private-label merchant processing services	70,000,000,000	70,000,000,000
Credit card merchant processing | Not rated
Maximum potential amount of future payments
Total amount outstanding	70,300,000,000	70,200,000,000
Custody indemnifications and other
Maximum potential amount of future payments
Expire After One Year	30,200,000,000	40,000,000,000
Total amount outstanding	30,200,000,000	40,000,000,000
Carrying value		30,700,000
Custody indemnifications and other | Investment grade
Maximum potential amount of future payments
Total amount outstanding	30,100,000,000	40,000,000,000
Custody indemnifications and other | Non-investment grade
Maximum potential amount of future payments
Total amount outstanding	$ 100,000,000